Income Taxes - Reconciliation of Beginning and Ending Amount of Total Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at start of year	$ 21,433	$ 23,720	$ 26,620
Increase related to prior year tax positions	0	2,084	0
Decrease related to prior year tax positions	0	(2,915)	(3,050)
Increase related to current year tax positions	1,588	3,065	4,765
Settlements	(347)	(182)	(2,523)
Lapse of statute of limitations	(2,518)	(4,339)	(2,092)
Unrecognized tax benefits at end of year	$ 20,156	$ 21,433	$ 23,720